Liquidity - Cash and Cash Equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents
Cash at banks - current	€ 3,176	€ 3,149
Cash at banks - non-Current	0	0
Cash at banks	3,176	3,149
Time deposits - current	2,932	1,420
Time deposits - non-current	0	0
Time Deposits	2,932	1,420
Money market and other funds - current	2,855	4,281
Money market and other funds - non-current	0	0
Money market and other funds	2,855	4,281
Debt securities - current	47	50
Debt securities - non-current	0	0
Debt securities	47	50
Expected credit loss allowance, current	(3)	(3)
Expected credit loss allowance, non-current	0	0
Expected credit loss allowance	(3)	(3)
Cash and cash equivalents, current	9,008	8,898
Cash and cash equivalents, non-current	0	0
Cash and cash equivalents	€ 9,008	€ 8,898